INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 1,348,838	¥ 1,534,985
Less: accumulated amortization	(956,363)	(955,507)
Less: impairment losses	(119,134)	(98,364)
Intangible assets, net	273,341	481,114
Amortization of intangible assets	196,715	214,436	¥ 314,666
Estimated future amortization expense
2026	155,696
2027	37,654
2028	18,117
2029	16,385
2030	12,362
Thereafter	33,127
Customer contracts
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,250,812	1,451,341
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	91,562	77,180
Licenses
INTANGIBLE ASSETS, NET
Intangible assets, gross	6,000	6,000
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 464	¥ 464